Label	Element	Value
IQ Innovation Leaders ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ Innovation Leaders ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Innovation Leaders Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. As of the date of this Prospectus, the Fund had not yet commenced operations.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions

Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”), an affiliate of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index is a rules-based index intended to give investors exposure to highly innovative United States (“U.S.”) companies, as measured by several innovation-related factors.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the components that make up its Underlying Index (the “Underlying Index Components”).

After establishing the eligible universe of companies, the Underlying Index selects for inclusion and weights the top 100 companies based on the following innovation-related factors:

•	Sales growth;
•	Research and development expense / total assets;
•	Retained earnings / sales;
•	Capital expenditures / total assets; and
•	Intangible assets / total assets.

The factors above were chosen to isolate companies that have historically achieved high levels of sales growth and are significantly re-investing in their own businesses, through technology and other intangible and tangible assets, to drive future sales and earnings growth.

The Underlying Index Components that are eligible for inclusion in the Underlying Index include the following characteristics, measured as of each annual rebalance date:

•	Issuer must be domiciled in the U.S.;
•	Issuer’s shares must have their primary stock exchange listing in the U.S.;
•	Issuer must have a minimum average market capitalization of $300 million for the 60 days prior to and as of the annual rebalance date;
•	Issuer’s shares must have minimum average daily trading volume of at least $1 million for the prior 90 days; and
•	Issuer’s shares must have minimum monthly volume of 250,000 shares each month over the prior six months.

Securities of issuers with recent stock exchange listings (i.e., recent initial public offerings) that meet all of the eligibility criteria may be added to the Underlying Index on an annual basis, provided that the companies’ securities have been trading for at least six months.

The Underlying Index Components are selected annually in connection with the reconstitution of the Underlying Index. Their respective weights are rebalanced annually in connection with the rebalance of the Underlying Index.

As of June 30, 2018, the market capitalizations of the Underlying Index Components ranged from approximately $507 million to approximately $827.8 billion.

For additional information about the Fund’s principal investment strategies, see “Description of the Principal Investment Strategies of the Funds.”

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the components that make up its Underlying Index (the “Underlying Index Components”).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Asset Class Risk

Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular securities market or other asset classes.

Authorized Participant Concentration Risk

Only certain large institutions (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with the Fund and no other Authorized Participant is able to step forward to engage in creation and redemption transactions with the Fund, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Equity Securities Risk

Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers’ ability to anticipate such changes that can adversely affect the value of the Fund’s holdings. Opportunity for greater gain often comes with greater risk of loss.

Growth Securities Risk

The Fund invests in securities of high growth companies, which may be more volatile than other types of investments.

Index Risk

The performance of the Underlying Index and the Fund may deviate from that of the markets the Underlying Index seeks to track due to changes that are reflected in the sector more quickly than the quarterly rebalancing process can track. Securities in the Underlying Index or in the Fund’s portfolio many also underperform in comparison to the general securities markets.

Industry Concentration Risk

To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Innovative Company Risk

The Fund invests in the securities of highly innovative companies, which issuers tend to be high growth and generally may be more volatile than other types of investments.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Mid-Capitalization Companies Risk

Stocks of mid-capitalization companies may be subject to greater price volatility, significantly lower trading volume, temporary illiquidity, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks. Such companies may be more vulnerable to adverse business or market developments. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or it could ultimately liquidate.

Operational Risk

The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Passive Management Risk

Unlike many investment companies, the Fund seeks to track its Underlying Index and is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from (or was no longer useful in tracking a component of) the Underlying Index.

Small Capitalization Companies Risk

The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Tracking Error Risk

The strategy used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly. The Fund faces numerous Secondary Market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in Secondary Markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund’s Shares trading at a premium or discount to NAV.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations and therefore does not report its performance information.
IQ Innovation Leaders ETF | IQ Innovation Leaders ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	$ 160

[1]	The Fund has not yet commenced operations and Other Expenses are based on estimated amounts for the current fiscal year.